Shareholder Report	12 Months Ended	88 Months Ended	116 Months Ended
	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding	Jul. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN CENTURY GROWTH FUNDS, INC.
Entity Central Index Key	0001353176
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000033214 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	Investor Class
Trading Symbol	ACFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund Investor Class returned 10.57% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.57%	7.39%	17.68%
Regulatory Index
Russell 1000	18.94%	12.12%	14.82%
Performance Index
Russell 1000 Growth	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%

C000033215 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	I Class
Trading Symbol	ACFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund I Class returned 10.80% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.80%	7.60%	17.91%
Regulatory Index
Russell 1000	18.94%	12.12%	14.82%
Performance Index
Russell 1000 Growth	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%

C000033216 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	A Class
Trading Symbol	ACFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund A Class returned 10.29% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.29%	7.12%	17.38%
A Class - with sales charge	3.94%	5.86%	16.69%
Regulatory Index
Russell 1000	18.94%	12.12%	14.82%
Performance Index
Russell 1000 Growth	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%

C000033217 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R Class
Trading Symbol	ACFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$142	1.35%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R Class returned 10.03% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.03%	6.85%	17.09%
Regulatory Index
Russell 1000	18.94%	12.12%	14.82%
Performance Index
Russell 1000 Growth	8.03%	11.88%	17.46%

No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%

C000174988 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	R6 Class
Trading Symbol	ACFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund R6 Class returned 10.96% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2016 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	10.96%	7.76%	19.10%	12/1/16
Regulatory Index
Russell 1000	18.94%	12.12%	15.16%	—
Performance Index
Russell 1000 Growth	8.03%	11.88%	18.27%	—

Performance Inception Date			Dec. 01, 2016
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%

C000212516 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Dynamic Growth Fund
Class Name	G Class
Trading Symbol	ACFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Focused Dynamic Growth Fund for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What were the key factors that affected the fund’s performance?
Focused Dynamic Growth Fund G Class returned 11.53% for the reporting period ended July 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	The communication services sector contributed most to relative results, driven by security selection. The portfolio's holdings in the interactive media and services industry were the main sources of strength. Alphabet, the parent of Google, was the number one overall contributor to the portfolio's results for the period.
•	Industrials was another area of positive contribution, with stock selection representing by far the most significant driver of relative performance. The choice of holdings in the aerospace and defense area added positively to overall results. An overweight position in launch and space systems provider Rocket Lab was the largest contributor.
•	Health care was the largest detractor from relative performance, as a result of stock choices. The biotechnology area was the largest detractor within the sector. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a leading source of weakness.
•	Positioning in the information technology sector also weighed on relative results. It hurt performance to have no exposure to the computers and peripherals industry. The leading relative detractor was a lack of exposure to consumer electronics giant Apple.

Line Graph [Table Text Block]

Cumulative Performance (based on an initial $10,000 investment)
April 1, 2019 through July 31, 2026

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	11.53%	8.31%	17.39%	4/1/19
Regulatory Index
Russell 1000	18.94%	12.12%	15.43%	—
Performance Index
Russell 1000 Growth	8.03%	11.88%	17.62%	—

Performance Inception Date		Apr. 01, 2019
No Deduction of Taxes [Text Block]	The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit americancentury.com for more recent performance information.
Net Assets	$ 2,000,782,832	$ 2,000,782,832	$ 2,000,782,832
Holdings Count | holding	45	45	45
Advisory Fees Paid, Amount	$ 11,177,120
Investment Company, Portfolio Turnover	29.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	27%
Short-Term Investments	0.4%	Interactive Media and Services	21%
Other Assets and Liabilities	0.2%	Software	12%
		Broadline Retail	8%
		Automobiles	5%